Accumulated Other Comprehensive income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 10,474	¥ 12,346	¥ 24,972	¥ 32,834
Life insurance premiums and related investment income	87,556	78,964	181,210	115,736
Finance revenues	52,487	48,526	106,477	96,582
Write-downs of securities and other	(243)	(6,207)	(423)	(6,212)
Tax expenses or benefits	(38,541)	(33,274)	(83,211)	(72,296)
Net Income	78,460	67,527	169,401	146,939
Other (income) and expense, net	1,791	(718)	1,464	681
Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	6,131	8,410		11,596
Finance revenues	(199)	(24)		(125)
Write-downs of securities and other		(6,178)		(6,180)
Total before tax	6,457	8,016		13,857
Tax expenses or benefits	(2,133)	(2,202)		(4,068)
Net Income	4,324	5,814		9,789
Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	660	6,187		9,326
Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(135)	(379)		(760)
Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	249	255		511
Amortization of net actuarial loss	(224)	(408)		(782)
Amortization of transition obligation	(13)	(12)		(24)
Total before tax	12	(165)		(295)
Tax expenses or benefits	(2)	38		77
Net Income	10	(127)		(218)
Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		(1,084)		(274)
Total before tax		(1,084)		(274)
Tax expenses or benefits		130		(13)
Net Income		(954)		(287)
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	90	375		486
Tax expenses or benefits	(17)	(103)		(122)
Net Income	73	272		364
Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	2			1
Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net		(19)		(32)
Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net	¥ 88	¥ 394		¥ 517
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends			11,272
Finance revenues			(109)
Write-downs of securities and other			(129)
Total before tax			14,261
Tax expenses or benefits			(4,594)
Net Income			9,667
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income			3,502
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income			(275)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit			497
Amortization of net actuarial loss			(447)
Amortization of transition obligation			(25)
Total before tax			25
Tax expenses or benefits			(5)
Net Income			20
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net			156
Total before tax			156
Tax expenses or benefits			1,019
Net Income			1,175
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax			964
Tax expenses or benefits			(235)
Net Income			729
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense			118
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net			(2)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net			¥ 848